Financial result - Summary of financial income and financial expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Change in fair value of liabilities of warrants	€ (2,079)	€ 10,945	€ (10,990)
Interest income	13,845	2,476	133
Foreign currency gains	5	6,940	5,542
Other financial income	13,850	9,416	5,675
Interest expenses	(831)	(1,038)	(566)
Foreign currency losses	(5,633)	(6,500)	(276)
Losses on financial instruments	(576)	(741)	(884)
Other financial expenses	(7,040)	(8,279)	(1,726)
Financial result	€ 4,731	€ 12,082	€ (7,041)